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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ] Amendment Number : _____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 21st Floor
         New York, NY 10153

Form 13F File Number: 28-11911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                          New York, NY       November 14, 2010
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
Form 13F Information Table Entry Total:       8
Form 13F Information Table Value Total: 288,708 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-06341               SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
      --------------       -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
                                                                                                       VOTING AUTHORITY
                              TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
      NAME OF ISSUER            CLASS       CUSIP    (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
      --------------       -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CVS CAREMARK CORPORATION         COM      126650100   43,743 1,390,000 SH         DEFINED         1 1,390,000      0    0
KKR & CO L P DEL              COM UNITS   48248M102   61,509 5,802,751 SH         DEFINED         1 5,802,751      0    0
LIBERTY GLOBAL INC            COM SER A   530555101   11,674   378,917 SH         DEFINED         1   378,917      0    0
LIBERTY MEDIA CORP NEW     LIB STAR COM A 53071M708   54,609   841,039 SH         DEFINED         1   841,039      0    0
MEDCO HEALTH SOLUTIONS INC       COM      58405U102   95,787 1,839,927 SH         DEFINED         1 1,839,927      0    0
MEDCO HEALTH SOLUTIONS INC       COM      58405U102   15,618   300,000 SH  CALL   DEFINED         1         0      0    0
PFSWEB INC                     COM NEW    717098206      271    78,084 SH         DEFINED         1    78,084      0    0
RETAIL VENTURES INC              COM      76128Y102    5,497   510,900 SH         DEFINED         1   510,900      0    0